SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 02, 2021	Feb. 25, 2021	Sep. 30, 2021	Dec. 31, 2020
Cash	$ 2,431,242		$ 797,602
Cash equivalents	0		0
Unrecognized tax benefits	0		0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0		0	0
Stock dividend (in shares)		718,750
Total offering costs	17,853,629
Cash subject to federal depository insurance	$ 250,000		$ 250,000	$ 250,000
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding	31,625,000		31,625,000	0
Class B Common Stock
Shares subject to forfeiture				1,031,250
Stock dividend (in shares)	0.1	0.1